Statement of Assets and Liabilities (Parenthetical)	Dec. 31, 2023 USD ($) $ / shares shares
Schedule of Investments [Abstract]
Cost | $	$ 87,318,246
Common stock, shares authorized	500,000,000
Common stock, par value per share | $ / shares	$ 0.00001
Common stock, shares issued	10,879,905
Common stock, shares outstanding	10,879,905